Earnings/(Loss) Per Share (Details) - Schedule of computation of basic and diluted net income per share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attribute to OneSmart International Education Group Limited’s shareholders	¥ (4,987,567)	$ (772,022)	¥ (729,829)	¥ 245,368
Accretion to redemption value of Preferred Shares
Deemed dividend-repurchase of Preferred Shares
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted	¥ (4,987,567)	$ (772,022)	¥ (729,829)	¥ 245,368
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	6,612	6,612	6,451	6,460
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)				249
Weighted average number of shares used in calculating net income/(loss) per ordinary share - diluted (in millions of shares)	6,612	6,612	6,451	6,709
Earnings/(loss) per share - basic | (per share)	¥ (0.7543)	$ (0.1168)	¥ (0.1131)	¥ 0.038
Earnings/(loss) per share - diluted | (per share)	¥ (0.7543)	$ (0.1168)	¥ (0.1131)	¥ 0.0366